Investments and Cash Held in Trust - Additional Information (Details)	Jun. 30, 2021 USD ($)
Schedule Of Investments [Line Items]
Investments and cash held in Trust Account	$ 450,018,248
Money Market Funds
Schedule Of Investments [Line Items]
Investments and cash held in Trust Account	$ 450,018,248